SEGMENT INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross profit	$ 625	$ 690	$ 557
Exploration expenses	7
Other operating income	177	131	105
Other operating expenses	(88)	(46)	(58)
Share of profit from associates and joint ventures	(2)	105	100
Operating income	424	631	579
Financial income	5	5	10
Other financial results	558	166	(14)
Financial results, net	199	(50)	(189)
Profit before income tax	623	581	390
Profit (loss) of the year	305	457	238
Total profit (loss) of the year attributable to:
Owners of the company	302	456	273
Non-controlling interest	3	1	(35)
Profit of the year from continuing operations	305	457	313
Loss of the year from discontinued operations			(75)
Generation [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	648	663	656
Revenue - foreign market
Intersegment revenue
Cost of sales	(354)	(370)	(355)
Gross profit	294	293	301
Selling expenses	(2)	(3)	(2)
Administrative expenses	(50)	(39)	(31)
Exploration expenses
Other operating income	75	25	42
Other operating expenses	(27)	(5)	(5)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories
Share of profit from associates and joint ventures	(18)	65	47
Profit from sale of companies´ interest
Operating income	272	336	350
Financial income	2	1	4
Financial costs	(119)	(82)	(46)
Other financial results	280	72	(14)
Financial results, net	163	(9)	(56)
Profit before income tax	435	327	294
Income tax	(225)	(73)	(75)
Profit (loss) of the year	210	254	219
Depreciation and amortization	96	82	88
Total profit (loss) of the year attributable to:
Owners of the company	207	253	218
Non-controlling interest	3	1	1
Assets	2,684	2,464	1,670
Liabilities	729	979	525
Net book values of property, plant and equipment	1,345	1,299	969
Increases in property, plant and equipment and right-of-use assets	259
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of financial assets
Increases in property, plant and equipment, intangible assets and right-of-use assets		115	39
Impairment of intangible assets and inventories			(2)
Recovery of impairment of financial assets
Profit from acquisition of companies´ interest
Profit of the year from continuing operations			219
Loss of the year from discontinued operations
Oil And Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	402	370	282
Revenue - foreign market	161	159	58
Intersegment revenue	103	117	113
Cost of sales	(412)	(350)	(285)
Gross profit	254	296	168
Selling expenses	(49)	(45)	(22)
Administrative expenses	(74)	(60)	(46)
Exploration expenses	(7)
Other operating income	86	61	58
Other operating expenses	(32)	(26)	(28)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	(38)
Share of profit from associates and joint ventures
Profit from sale of companies´ interest
Operating income	140	194	130
Financial income	2	2	3
Financial costs	(203)	(107)	(103)
Other financial results	(15)	(28)	(16)
Financial results, net	(216)	(133)	(116)
Profit before income tax	(76)	61	14
Income tax	29	(16)	8
Profit (loss) of the year	(47)	45	22
Depreciation and amortization	166	125	114
Total profit (loss) of the year attributable to:
Owners of the company	(47)	45	22
Non-controlling interest
Assets	1,396	1,234	1,157
Liabilities	1,213	1,248	1,324
Net book values of property, plant and equipment	1,138	807	636
Increases in property, plant and equipment and right-of-use assets	556
Impairment of property, plant and equipment, intangible assets and inventories		(30)
Impairment of financial assets		(2)
Increases in property, plant and equipment, intangible assets and right-of-use assets		324	213
Impairment of intangible assets and inventories
Recovery of impairment of financial assets
Profit from acquisition of companies´ interest
Profit of the year from continuing operations			22
Loss of the year from discontinued operations
Petrochemicals [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	359	425	310
Revenue - foreign market	148	192	180
Intersegment revenue
Cost of sales	(444)	(536)	(424)
Gross profit	63	81	66
Selling expenses	(15)	(17)	(13)
Administrative expenses	(6)	(5)	(4)
Exploration expenses
Other operating income	13	1	1
Other operating expenses	(7)	(6)	(3)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	(3)
Share of profit from associates and joint ventures
Profit from sale of companies´ interest
Operating income	45	52	45
Financial income
Financial costs	(3)	(3)	(3)
Other financial results	15	6	(2)
Financial results, net	12	3	(5)
Profit before income tax	57	55	40
Income tax	(27)	(15)	(12)
Profit (loss) of the year	30	40	28
Depreciation and amortization	5	5	3
Total profit (loss) of the year attributable to:
Owners of the company	30	40	28
Non-controlling interest
Assets	157	177	176
Liabilities	137	147	166
Net book values of property, plant and equipment	27	24	22
Increases in property, plant and equipment and right-of-use assets	7
Impairment of property, plant and equipment, intangible assets and inventories		(2)
Impairment of financial assets
Increases in property, plant and equipment, intangible assets and right-of-use assets		7	6
Impairment of intangible assets and inventories			(2)
Recovery of impairment of financial assets
Profit from acquisition of companies´ interest
Profit of the year from continuing operations			28
Loss of the year from discontinued operations
Holding And Others [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	14	20	22
Revenue - foreign market
Intersegment revenue
Cost of sales
Gross profit	14	20	22
Selling expenses
Administrative expenses	(55)	(38)	(21)
Exploration expenses
Other operating income	3	44	4
Other operating expenses	(22)	(9)	(22)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	2
Share of profit from associates and joint ventures	16	40	53
Profit from sale of companies´ interest	9
Operating income	(33)	49	54
Financial income	7	9	4
Financial costs	(45)	(36)	(34)
Other financial results	278	116	18
Financial results, net	240	89	(12)
Profit before income tax	207	138	42
Income tax	(95)	(20)	2
Profit (loss) of the year	112	118	44
Depreciation and amortization
Total profit (loss) of the year attributable to:
Owners of the company	112	118	44
Non-controlling interest
Assets	631	1,029	1,067
Liabilities	376	245	264
Net book values of property, plant and equipment	34	34	32
Increases in property, plant and equipment and right-of-use assets	5
Impairment of property, plant and equipment, intangible assets and inventories		(6)
Impairment of financial assets		(2)
Increases in property, plant and equipment, intangible assets and right-of-use assets		36	6
Impairment of intangible assets and inventories
Recovery of impairment of financial assets			1
Profit from acquisition of companies´ interest			17
Profit of the year from continuing operations			44
Loss of the year from discontinued operations
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market
Revenue - foreign market
Intersegment revenue	(103)	(117)	(113)
Cost of sales	103	117	113
Gross profit
Selling expenses
Administrative expenses
Exploration expenses
Other operating income
Other operating expenses
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories
Share of profit from associates and joint ventures
Profit from sale of companies´ interest
Operating income
Financial income	(6)	(7)	(1)
Financial costs	6	7	1
Other financial results
Financial results, net
Profit before income tax
Income tax
Profit (loss) of the year
Depreciation and amortization
Total profit (loss) of the year attributable to:
Owners of the company
Non-controlling interest
Assets	(146)	(162)	(209)
Liabilities	(146)	(161)	(209)
Net book values of property, plant and equipment
Increases in property, plant and equipment and right-of-use assets
Impairment of property, plant and equipment, intangible assets and inventories
Impairment of financial assets
Increases in property, plant and equipment, intangible assets and right-of-use assets
Impairment of intangible assets and inventories
Recovery of impairment of financial assets
Profit from acquisition of companies´ interest
Profit of the year from continuing operations
Loss of the year from discontinued operations
Consolidateds [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market	1,423	1,478	1,270
Revenue - foreign market	309	351	238
Intersegment revenue
Cost of sales	(1,107)	(1,139)	(951)
Gross profit	625	690	557
Selling expenses	(66)	(65)	(37)
Administrative expenses	(185)	(142)	(102)
Exploration expenses	(7)
Other operating income	177	131	105
Other operating expenses	(88)	(46)	(58)
(Impairment) Recovery of impairment of property, plant and equipment, intangible assets and inventories	(39)
Share of profit from associates and joint ventures	(2)	105	100
Profit from sale of companies´ interest	9
Operating income	424	631	579
Financial income	5	5	10
Financial costs	(364)	(221)	(185)
Other financial results	558	166	(14)
Financial results, net	199	(50)	(189)
Profit before income tax	623	581	390
Income tax	(318)	(124)	(77)
Profit (loss) of the year	305	457	238
Depreciation and amortization	267	212	205
Total profit (loss) of the year attributable to:
Owners of the company	302	456	273
Non-controlling interest	3	1	(35)
Assets	4,722	4,742	3,861
Liabilities	2,309	2,458	2,070
Net book values of property, plant and equipment	2,544	2,164	1,659
Increases in property, plant and equipment and right-of-use assets	$ 827
Impairment of property, plant and equipment, intangible assets and inventories		(38)
Impairment of financial assets		(4)
Increases in property, plant and equipment, intangible assets and right-of-use assets		$ 482	264
Impairment of intangible assets and inventories			(4)
Recovery of impairment of financial assets			1
Profit from acquisition of companies´ interest			17
Profit of the year from continuing operations			313
Loss of the year from discontinued operations			(75)
Distribution Of Energy [Member]
IfrsStatementLineItems [Line Items]
Revenue - local market
Revenue - foreign market
Intersegment revenue
Cost of sales
Gross profit
Selling expenses
Administrative expenses
Other operating income
Other operating expenses
Share of profit from associates and joint ventures
Operating income
Financial income
Financial costs
Other financial results
Financial results, net
Profit before income tax
Income tax
Profit (loss) of the year			(75)
Depreciation and amortization
Total profit (loss) of the year attributable to:
Owners of the company			(39)
Non-controlling interest			(36)
Assets
Liabilities
Net book values of property, plant and equipment
Increases in property, plant and equipment, intangible assets and right-of-use assets
Impairment of intangible assets and inventories
Recovery of impairment of financial assets
Profit from acquisition of companies´ interest
Profit of the year from continuing operations
Loss of the year from discontinued operations			$ (75)